Financial instruments - Reconciliation of Net Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	$ (258,915,000)	$ (1,105,095,000)
Amounts from loans	(235,412,000)	(677,930,000)
Amounts from interests	58,884,000	81,656,000
Other cash income/expenses	1,140,096,000	1,630,815,000
Interests	15,763,000	(136,825,000)
Exchange rate differences	(84,710,000)	1,226,000
Fair value	24,540,000	(52,762,000)
Net debt, ending	660,246,000	(258,915,000)
Obligations with the public and bank loans
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	(2,555,511,000)	(1,922,864,000)
Amounts from loans	(246,883,000)	(685,130,000)
Amounts from interests	98,155,000	75,578,000
Other cash income/expenses	2,566,000	16,570,000
Interests	(103,100,000)	(84,138,000)
Exchange rate differences	(44,102,000)	44,473,000
Net debt, ending	(2,848,875,000)	(2,555,511,000)
Current and non-current lease liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	(54,223,000)	(31,074,000)
Amounts from loans	10,478,000	7,960,000
Amounts from interests	1,226,000	1,587,000
Other cash income/expenses	0	0
Interests	(20,426,000)	(32,877,000)
Exchange rate differences	1,211,000	181,000
Net debt, ending	(61,734,000)	(54,223,000)
Financial instruments derived from hedging
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	(81,597,000)	18,070,000
Amounts from loans	993,000	(760,000)
Amounts from interests	7,623,000	7,238
Other cash income/expenses	0	0
Interests	37,494,000	(52,254,000)
Exchange rate differences	0	0
Fair value	25,426,000	(53,891,000)
Net debt, ending	(10,061,000)	(81,597,000)
Non-hedging derivative financial instruments (net)
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	(418,000)
Amounts from loans	0
Amounts from interests	0
Other cash income/expenses	(39,878,000)
Interests	38,653,000
Exchange rate differences	0
Net debt, ending	(1,643,000)	(418,000)
Hedging and Investment Derivatives
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	12,613,000
Amounts from loans	0
Amounts from interests	0
Other cash income/expenses	(52,698,000)
Interests	16,104,000
Exchange rate differences	0
Fair value	(6,003,000)
Net debt, ending	(29,984,000)	12,613,000
Current and non current financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	(2,691,749,000)	(1,938,652,000)
Amounts from loans		(677,930,000)
Amounts from interests		84,403,000
Other cash income/expenses		14,243,000
Interests		(164,576,000)
Exchange rate differences		44,654,000
Fair value		(53,891,000)
Net debt, ending		(2,691,749,000)
Current and non-current financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	(2,679,136,000)
Amounts from loans	(235,412,000)
Amounts from interests	107,004,000
Other cash income/expenses	(90,010,000)
Interests	(31,275,000)
Exchange rate differences	(42,891,000)
Fair value	19,423,000
Net debt, ending	(2,952,297,000)	(2,679,136,000)
Cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	1,515,051,000	509,102,000
Amounts from loans	0	0
Amounts from interests	0	0
Other cash income/expenses	1,165,225,000	1,022,061,000
Interests	0	0
Exchange rate differences	(25,040,000)	(16,112,000)
Net debt, ending	2,655,236,000	1,515,051,000
Deposits that do not qualify as cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	905,170,000	345,459,000
Amounts from loans	0	0
Amounts from interests	(48,120,000)	(2,747,000)
Other cash income/expenses	62,859,000	585,106,000
Interests	47,038,000	4,668,000
Exchange rate differences	(16,779,000)	(27,316,000)
Net debt, ending	950,168,000	905,170,000
Derivatives for Investment Hedges SQM Australia
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Amounts from loans	0
Amounts from interests	0
Other cash income/expenses	2,022,000
Interests	0
Exchange rate differences	0
Fair value	5,117,000
Net debt, ending	7,139,000
Derivatives from hedge assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	12,613,000	(21,004,000)
Amounts from loans		0
Amounts from interests		0
Other cash income/expenses		9,405,000
Interests		23,083,000
Exchange rate differences		0
Fair value		1,129,000
Net debt, ending		12,613,000
Derivatives from other financial non-hedge assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning	$ (418,000)	(2,784,000)
Amounts from loans		0
Amounts from interests		0
Other cash income/expenses		(2,327)
Interests		4,693,000
Exchange rate differences		0
Net debt, ending		$ (418,000)